Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income taxes paid (refund) [abstract]
Deferred tax liability	£ 7,519	£ 7,181	£ 6,765